================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                October 31, 2000
                               ------------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.






                                     [LOGO]
                               ------------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Convertible Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

I am pleased to report that your convertible fund returned 17.01% for the twelve months ended October 31, 2000. The Fund's performance exceeded by a wide margin the results of its benchmark, the Value Line Convertible Index.

As shown below, your Fund's return was more than four times greater than that of the unmanaged Value Line Convertible Index, which reflects the performance of the domestic convertible market, by tracking over 600 convertible securities.

                            12 Months Ending 10/31/00
o Value Line Convertible Fund.........................................    17.01%
o Value Line Convertible Index* ......................................     4.03%
o S&P 500*............................................................     6.78%
o Russell 2000*.......................................................    16.74%
o Lehman Brothers Gov/Credit*.........................................     7.13%
o Lehman High Yield Bond*.............................................    -1.61%

The financial markets have experienced a very tumultuous period during which the stock market has gone through dramatic rallies earlier in the year and corrections subsequently. The Dow* was up 4.6%; the S&P 500* index gained 6.78%, while the Russell 2000* index rocketed up 16.7% for the 12 months ended October 31, 2000.

Interest rates were also volatile. As represented by the thirty-year Treasury bond, interest rates had moved up to 6.75% by January of this year and then began a steady decline to close the period at 5.77%, resulting in strong returns for high-grade bonds. High-yield bonds suffered a setback, however, as concerns about rising default rates, questionable business models, and an inability to obtain needed financing, doused investor confidence.

Your Fund benefited from a below market weight in the telecommunication and technology sectors. Additionally, several new issues were purchased at favorable prices relative to the general market. As these issues returned to fair value returns were enhanced.

The current outlook for the markets is mixed, given uncertainties regarding the slowing domestic economy, the still up-in-the air presidential election, and the outlook for inflation. The relatively high equity valuations have been sharply reduced. Indeed, although there may be some further price declines, we believe that the stock market is near a bottom and setting the stage for a return to more normal annual returns in the 10-12% range. We anticipate slow, but sustainable economic growth, moderate earnings growth and muted inflation.

The resolution of the election process should have a calming effect on the stock market and add a little upward pressure on interest rates until further signs of a prolonged moderation in economic activity surface. A moderation in economic growth would take the pressure off long-term interest rates, allowing the Treasury bond rates to perhaps move gradually toward 5% next year. Gently declining interest rates would support higher equity prices well into the next millennium and, therefore, excellent risk-adjusted performance by convertible securities. We believe that a sound investment policy, including an allocation to convertible securities will reduce risk and enhance overall results.

Our strategy is to focus on lower-risk convertibles with good liquidity, strong capitalization and solid credit worthiness that offer favorable leverage. Favorable leverage is a balance between potential securities with solid fundamentals and a high rank in the Value Line Convertible Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                            Sincerely,

                            /s/ Jean Bernhard Buttner
                            Jean Bernhard Buttner
                            Chairman and President
November 22, 2000

*unmanaged

--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy is now clearly proceeding along a much slower growth track as we move through the final weeks of the year. Evidence of this deceleration in business activity can be found in the most recent figures on manufacturing, retail spending, and employment. Overall, we estimate that GDP growth will average 3%, or less, through the early part of 2001. Thereafter, we would expect the pace of economic activity to hold at a comparatively restrained 3.0%-3.5% over the balance of the upcoming year, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year and a half continues to have the hoped-for effect of stabilizing the economy at comfortably modest growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices resume their uncontrolled ascent and the projected moderation in economic growth fails to continue, two events that we do not currently expect to take place.

Meanwhile, the Federal Reserve, taking note of the current slower pace of business activity and the comparatively muted inflation figures, is likely to maintain a stable-to-lower interest-rate structure over the next several quarters.


Performance Data:*

                                                         Average       Value of
                                                         Annual       an Assumed
                                                          Total       Investment
                                                         Return       of $10,000
                                                         ------       ----------
 1 year ended 9/30/00................................    29.93%        $12,993
 5 years ended 9/30/00...............................    15.32%         20,396
10 years ended 9/30/00...............................    14.78%         39,672


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at October 31, 2000 for the one-year, five-year and ten-year periods were 17.01%, 14.55%, and 14.72%, respectively.

--------------------------------------------------------------------------------
                                                                               3

Value Line Convertible Fund, Inc.

---------------------------------------------------------------------

Schedule of Investments (unaudited)
=====================================================================

   Principal
    Amount                                                Value
---------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (59.7%)

                 ADVERTISING (1.5%)
     $ 500,000   Getty Images, Inc.
                    5%, 3/15/07.....................       $ 362,500
     1,000,000   Young & Rubicam, Inc.
                    3%, 1/15/05.....................       1,002,500
                                                          ----------
                                                           1,365,000
                 CABLE TV (1.8%)
       500,000   Charter Communications,
                    Inc. Series 144A,
                    5 3/4%, 10/15/05*...............         544,375
     1,000,000   EchoStar Communications
                    Corp. 4 7/8%, 1/1/07............       1,167,500
                                                          ----------
                                                           1,711,875
                 COMPUTER &
                   PERIPHERALS (1.9%)
     1,000,000   Juniper Networks, Inc.
                    4 3/4%, 3/15/07.................       1,356,250
       500,000   Redback Networks, Inc.
                    5%, 4/1/07......................         435,000
                                                          ----------
                                                           1,791,250

                 COMPUTER SOFTWARE
                   & SERVICES (6.7%)
       500,000   Affiliated Computer Services,
                    Inc. 4%, 3/15/05................         701,250
       500,000   BEA Systems, Inc. Series
                    144A, 4%, 12/15/06..............       1,090,000
       500,000   Rational Software Corp.
                    Series 144A,
                    5%, 2/1/07*.....................         911,250
       500,000   Siebel Systems, Inc.
                    5 1/2%, 9/15/06.................       2,340,000
       500,000   USinternetworking, Inc.
                    7%, 11/1/04.....................         193,750
       250,000   Veritas Software Corp.
                    1.856%, 8/13/06.................       1,001,562
                                                          ----------
                                                           6,237,812

                 DRUG (8.3%)
    $3,000,000   ALZA Corp. Series 144A,
                    Zero Coupon, 7/28/20*...........     $ 1,995,000
     1,000,000   Athena Neurosciences, Inc.
                    4 3/4%, 11/15/04................       1,440,000
       500,000   Cor Theraputics, Inc.
                    Series 144A,
                    5%, 3/1/07*.....................         863,125
       500,000   Human Genome Sciences,
                    Inc. 3 3/4%, 3/15/07............         485,000
       250,000   ImClone Systems, Inc.
                    Series 144A,
                    5 1/2%, 3/1/05*.................         287,188
       500,000   Invitrogen Corp. Series 144A,
                    5 1/2%, 3/1/07*.................         563,125
       600,000   Millennium Pharmaceuticals,
                    Inc. 5 1/2%, 1/15/07............       1,107,750
     1,000,000   Teva Pharmaceuticals
                    Finance LLC Series 144A,
                    1 1/2%, 10/15/05*...............         993,750
                                                          ----------
                                                           7,734,938
                 E-COMMERCE (1.2%)
       500,000   i2 Technologies, Inc.
                    5 1/4%, 12/15/06................       1,161,875

                 ELECTRICAL
                   EQUIPMENT (0.5%)
       500,000   Semtech Corp. Series 144A,
                    4 1/2%, 2/1/07*.................         483,750

                 ELECTRONICS (4.9%)
       500,000   ACT Manufacturing, Inc.
                    7%, 4/15/07.....................         460,625
     2,200,000   Sanmina Corp. Series 144A,
                    Zero Coupon, 9/12/20*...........       1,023,000
     1,000,000   SCI Systems, Inc.
                    3%, 3/15/07.....................       1,036,250
     2,000,000   Solectron Corp.
                    Zero Coupon, 1//27/19...........       1,450,000
       900,000   Solectron Corp.
                    Zero Coupon, 5/08/20............         604,125
                                                          ----------
                                                           4,574,000

---------------------------------------------------------------------
4

                                    Value Line Convertible Fund, Inc.

                                                     October 31, 2000
=====================================================================

   Principal
    Amount                                                Value
---------------------------------------------------------------------
                 ENTERTAINMENT (1.1%)
    $2,000,000   Jacor Communications, Inc.
                    Zero Coupon, 2/9/18.............     $ 1,072,500

                 FINANCIAL SERVICES--
                   DIVERSIFIED (1.1%)
     1,000,000   Loews Corp. 3 1/8%,
                    9/15/07.........................         827,500
       250,000   Providian Financial Corp.
                    3 1/4%, 8/15/05.................         245,000
                                                          ----------
                                                           1,072,500

                 FOREIGN
                   TELECOMMUNICATIONS
                   (1.3%)
     1,000,000   Telefonos de Mexico S.A.
                    de CV 4 1/4%, 6/15/04...........       1,255,000

                 INSURANCE--PROPERTY/
                   CASUALTY (3.4%)
     1,000,000   Berkshire Hathaway, Inc.
                    1%, 12/2/01.....................       3,158,750

                 INTERNET (1.3%)
     2,000,000   America Online, Inc.
                    Zero Coupon, 12/6/19............       1,012,500
       150,000   VerticalNet, Inc.
                    5 1/4%, 9/27/04.................         215,437
                                                          ----------
                                                           1,227,937

                 MEDICAL SERVICES (0.7%)
       250,000   Affymetrix, Inc.
                    5%, 10/1/06.....................         282,813
       500,000   Health Management
                    Associates, Inc.
                    Series 144A,
                    0.25%, 8/16/20*.................         355,625
                                                          ----------
                                                             638,438

                 MEDICAL SUPPLIES (1.3%)
     1,000,000   Centocor, Inc.
                    4 3/4%, 2/15/05.................       1,246,250

                 OILFIELD SERVICES/
                   EQUIPMENT (1.7%)
    $1,000,000   Diamond Offshore Drilling,
                    Inc. 3 3/4%, 2/15/07............     $ 1,018,750
       900,000   Transocean Sedco Forex Inc.
                    Zero Coupon, 5/24/20............         541,125
                                                          ----------
                                                           1,559,875

                 PETROLEUM--
                   INTEGRATED (0.7%)
       500,000   Kerr-McGee Corp.
                    5 1/4%, 2/15/10.................         612,500

                 PETROLEUM--
                   PRODUCING (0.9%)
     1,000,000   Anadarko Petroleum Corp.
                    Zero Coupon, 3/07/20............         805,000

                 PRECISION
                   INSTRUMENT (1.6%)
     2,002,000   PerkinElmer, Inc.
                    Zero Coupon, 8/07/20............       1,526,525

                 R.E.I.T. (2.0%)
     2,000,000   Healthcare Realty Trust, Inc.
                    6.55%, 3/14/02..................       1,865,000

                 RETAIL--SPECIAL
                   LINES (1.0%)
     1,000,000   AnnTaylor Stores Corp.
                    0.55%, 6/18/19..................         483,750
       500,000   Charming Shoppes, Inc.
                    7 1/2%, 7/15/06.................         463,125
                                                          ----------
                                                             946,875

                 RETAIL STORE (0.9%)
     1,000,000   Costco Companies Inc.
                    Zero Coupon, 8/19/17............         877,500

---------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
=====================================================================

   Principal
    Amount                                                Value
---------------------------------------------------------------------
                 SEMICONDUCTOR (6.1%)
     $ 500,000   ASM Lithography Holding
                    N.V. Series 144A,
                    4 1/4%, 11/30/04*...............       $ 505,000
       250,000   Advanced Energy Industries,
                    Inc. 5 1/4%, 11/15/06...........         181,250
       500,000   Analog Devices Inc.
                    Series 144A,
                    4 3/4%, 10/01/05*...............         470,000
       250,000   Burr-Brown Corp.
                    Series 144A,
                    4 1/4%, 2/15/07*................         349,062
       250,000   Conexant Systems, Inc.
                    4 1/4%, 5/1/06..................         325,000
       500,000   Cypress Semiconductor
                    Corp. 4%, 2/1/05................         532,500
       500,000   DuPont Photomasks, Inc.
                    Zero Coupon, 7/24/04............         460,625
       500,000   General Semiconductor,
                    Inc. 5 3/4%, 12/15/06...........         461,875
       250,000   International Rectifier Corp.
                    Series 144A
                    4 1/4%, 7/15/07*................         211,563
       500,000   Lattice Semiconductor Corp.
                    4 3/4%, 11/1/06.................         766,250
       500,000   TranSwitch Corp.
                    Series 144A,
                    4 1/2%, 9/12/05*................         573,125
     1,000,000   Vitesse Semiconductor
                    Corp.  Series 144A,
                    4%, 3/15/05*....................         873,750
                                                          ----------
                                                           5,710,000

                 SEMICONDUCTOR CAPITAL
                   EQUIPMENT (0.5%)
       500,000   Kulicke & Soffa Industries,
                    Inc. 4 3/4%, 12/15/06...........         445,000

                 TELECOMMUNICATIONS
                   EQUIPMENT (1.3%)
       500,000   American Tower Corp.
                    2 1/4%, 10/15/09................         643,750
     $ 500,000   Gilat Satellite Networks Ltd.
                    Series 144A,
                    4 1/4%, 3/15/05 *...............       $ 321,250
       250,000   ONI Systems Corp.
                    5%, 10/15/05....................         256,250
                                                          ----------
                                                           1,221,250

                 TELECOMMUNICATION
                   SERVICES (2.9%)
     1,000,000   Bell Atlantic Financial
                    Services Inc. Series 144A,
                    4 1/4%, 9/15/05*................       1,113,750
       500,000   ITC DeltaCom, Inc.
                    4 1/2%, 5/15/06.................         253,750
       500,000   Level 3 Communications,
                    Inc. 6%, 9/15/09................         464,375
     1,000,000   Nextel Communications,
                    Inc. 5 1/4%, 1/15/10............         827,500
                                                          ----------
                                                           2,659,375

                 TOILETRIES/
                   COSMETICS (1.1%)
     2,000,000   Avon Products, Inc.
                    Series 144A,
                    Zero Coupon, 7/12/20 *..........       1,025,000

                 TRUCKING/
                   TRANSPORTATION
                   LEASING (1.2%)
     1,000,000   United Parcel Service, Inc.
                    1 3/4%, 9/27/07.................       1,091,250

                 WIRELESS
                   NETWORKING (0.8%)
     1,000,000   RF Micro Devices, Inc.
                    Series 144A,
                    3 3/4%, 8/15/05*................         725,000
                                                          ----------

                 TOTAL CONVERTIBLE
                 CORPORATE BONDS
                 & NOTES
                 (Cost $46,182,756) ................     $55,802,025
                                                          ----------


---------------------------------------------------------------------
6

                                    Value Line Convertible Fund, Inc.

---------------------------------------------------------------------

                                                     October 31, 2000
=====================================================================

    Shares                                                Value
---------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (18.9%)

                 BANK (2.4%)
        10,000   Banco Commercial Portugues
                    S.A. $4.00 exchangeable
                    Series "A"......................       $ 970,000
        50,000   National Australia Bank
                    Ltd. Cap Units 7 7/8%,
                    exchangeable Pfd................       1,259,375
                                                          ----------
                                                           2,229,375

                 CABLE TV (0.6%)
         7,000   Comcast Corp. 2%, exchangeable
                    Pfd (into Sprint Corporation
                    PCS Group)......................         520,625

                 ELECTRIC UTILITY--
                   CENTRAL (1.7%)
        10,000   AES Trust III 6 3/4%,
                    Pfd.............................         890,000
        10,000   AES Trust VII 6%,
                    Series 144A, Pfd.*..............         709,375
                                                          ----------
                                                           1,599,375

                 ELECTRIC UTILITY--
                   EAST (1.0%)
         5,000   Dominion Resources, Inc.
                    9 1/2%, Unit (consisting of 1
                    stock purchase contract and
                    50,000 par amount of senior
                    notes having a combined
                    rate of 9 1/2%, per year,
                    payable quarterly)..............         290,625
        10,000   SEI Trust I 6.25%,
                    "A", Pfd........................         604,375
                                                          ----------
                                                             895,000

                 ELECTRIC UTILITY--
                   WEST (1.5%)
        25,000   Calpine Capital Trust III
                    5%, Series 144A,Pfd.*...........       1,368,750

                 ELECTRONICS (0.6%)
        20,000   Titan Capital Trust 5 3/4%,
                    Series 144A Pfd.................       $ 570,000

                 ENTERTAINMENT (0.2%)
         4,000   Emmis Communications
                    Corp. 6 1/4%,
                    Series "A" Pfd..................         172,000

                 INSURANCE--
                   LIFE (2.8%)
        30,000   MetLife Capital Trust I
                    8%, Pfd.........................       2,628,750

                 INTERNET (0.4%)
        20,000   PSINet, Inc. 6 3/4%,
                    Series "C" Pfd..................         398,750

                 PACKAGING &
                   CONTAINER (1.5%)
        30,000   Sealed Air Corp.
                    $2.00 exchangeable
                    Series "A" Pfd..................       1,413,750

                 PETROLEUM--
                   PRODUCING (1.0%)
        20,000   Apache Corp. 6 1/2%,
                    Series "C" Pfd..................         952,500

                 RAILROAD (0.7%)
        14,500   Union Pacific Capital Trust
                    6 1/4%, Pfd.....................         652,500

                 TELECOMMUNICATION
                   SERVICES (2.9%)
        10,000   BroadWing Inc.
                    6 3/4%, Pfd.....................         488,125
        10,000   Crown Castle International
                    Corp.  6 1/4%, Pfd..............         491,875
        15,000   DECS Trust VI 6 1/4%,
                    exchangeable Pfd.
                    (exchangeable into
                    Metromedia Fiber
                    Network, Inc.)..................         552,188

---------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)                  October 31, 2000
=====================================================================


    Shares                                                Value
---------------------------------------------------------------------


                 TELECOMMUNICATION
                   SERVICES (2.9%)
                   (Continued)
         5,000   Global Crossing Ltd. 6 3/8%,
                    Pfd.............................       $ 358,125
        20,000   MediaOne Group, Inc.
                    7%, exchangeable Pfd............         835,000
                                                          ----------
                                                           2,725,313

                 THRIFT (1.6%)
        15,000   Bank United Corp.
                    8%, Pfd.........................       1,016,250
        10,000   Sovereign Capital Trust II
                    7 1/2%, Unit (consisting
                    of 1 share 7 1/2%, preferred
                    stock and 1 warrant to
                    purchase 5.3355 shares
                    of common stock)................         528,750
                                                          ----------
                                                           1,545,000
                                                          ----------

                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS
                 (Cost $16,655,805) ................      17,671,688
                                                          ----------


COMMON STOCKS (0.0%)

                 TELECOMMUNICATION
                   SERVICES (0.0%)
           615   Mpower Communications
                    Corp.**.........................           3,997
         1,473   Network Plus Corp.**...............          11,600
                                                          ----------
                                                              15,597
                                                          ----------

                 TOTAL COMMON
                 STOCKS
                 (Cost $31,723) ....................          15,597
                                                          ----------

                 TOTAL INVESTMENT
                 SECURITIES (78.6%)
                 (Cost $62,870,284) ................      73,489,310
                                                          ----------



   Principal
    Amount                                                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (8.6%)
(including accrued interest)
    $4,000,000   Collateralized by $4,035,000
                    U.S. Treasury Notes 5 5/8%,
                    due 12/31/02, with a value
                    of $4,084,382 (with State
                    Street Bank & Trust Co.,
                    6.44%, dated 10/31/00,
                    due 11/1/00, delivery
                    value $4,000,715)...............     $ 4,000,715
     4,000,000   Collateralized by $4,000,000
                    U.S. Treasury Notes 5 3/4%,
                    due 11/30/02, with a value
                    of $4,078,648 (with
                    Warburg Dillon Read LLC,
                    6.45%, dated 10/31/00,
                    due 11/1/00, delivery
                    value $4,000,717)...............       4,000,717
                                                          ----------

TOTAL REPURCHASE
AGREEMENTS (Cost $8,001,432) .......................       8,001,432
                                                          ----------

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (12.8%) ......................      11,938,445
                                                          ----------

NET ASSETS (100.0%)  ...............................     $93,429,187
                                                          ----------

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($93,429,187 / 5,920,750
shares outstanding) ................................         $ 15.78
                                                          ----------


* Pursuant to Rule 144A under the Securities Act of 1933, this Security can only be sold to qualified institutional investors.

**Non-income producing.


See Notes to Financial Statements.
---------------------------------------------------------------------
8

                                    Value Line Convertible Fund, Inc.
---------------------------------------------------------------------


Statement of Assets and Liabilities
at October 31, 2000 (unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$62,870,284)..............................      $73,489,310
Repurchase agreements
  (Cost--$8,001,432)...............................        8,001,432
Cash .............................................           93,523
Receivable for capital shares sold ...............       11,517,404
Receivable for securities sold ...................        1,364,190
Interest and dividends receivable ................          404,864
                                                         ----------
    Total Assets .................................       94,870,723
                                                         ----------
Liabilities:
Payable for securities sold ......................        1,300,000
Payable for capital shares repurchased ...........            4,955
Accrued expenses:
  Advisory fee ...................................           55,603
  Service and distribution plan
    fees payable..................................           18,534
  Other ..........................................           62,444
                                                         ----------
    Total Liabilities ............................        1,441,536
                                                         ----------
Net Assets .......................................      $93,429,187
                                                         ----------
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 5,920,750 shares)...................      $ 5,920,750
Additional paid-in capital .......................       66,535,291
Undistributed net investment income ..............          335,881
Undistributed net realized gain
  on investments..................................       10,018,239
Net unrealized appreciation
  of investments .................................       10,619,026
                                                         ----------
Net Assets .......................................      $93,429,187
                                                         ----------
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($93,429,187 / 5,920,750
  shares outstanding) ............................          $ 15.78
                                                         ----------


Statement of Operations
for the six months ended October 31, 2000 (unaudited)
================================================================================

Investment Income:
Interest .......................................        $ 1,459,540
Dividends ......................................            602,452
                                                        -----------
    Total Income ...............................          2,061,992
                                                        -----------
Expenses:
Advisory fee ...................................            352,489
Service and distribution plan fee ..............             78,643
Auditing and legal fees ........................             23,190
Transfer agent .................................             20,240
Insurance, dues and other ......................             18,361
Custodian fees .................................             13,064
Printing .......................................             11,960
Directors' fees and expenses ...................             10,261
Registration and filing fees ...................             10,120
Quote charge ...................................              7,570
Postage ........................................              7,360
Telephone ......................................              4,048
                                                        -----------
    Total Expenses before
      custody credits ..........................            557,306
    Less: custody credits ......................             (3,221)
                                                        -----------
    Net Expenses ...............................            554,085
                                                        -----------
Net Investment Income ..........................          1,507,907
                                                        -----------
Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Gain ..........................            641,052
    Change in Net Unrealized
      Appreciation..............................         (3,286,449)
                                                        -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ...............................         (2,645,397)
                                                        -----------
Net Decrease in Net Assets
  from Operations ..............................      $  (1,137,490)
                                                        -----------





See Notes to Financial Statements.

---------------------------------------------------------------------

Value Line Convertible Fund, Inc.


Statement of Changes in Net Assets
for the six months ended October 31, 2000 (unaudited) and for the year ended April 30, 2000
--------------------------------------------------------------------------------


                                                                                        Six Months Ended       Year Ended
                                                                                        October 31, 2000        April 30,
                                                                                           (unaudited)            2000
                                                                                        ----------------------------------

          Operations:
              Net investment income ..............................................      $   1,507,907       $   2,409,761
              Net realized gain on investments ...................................            641,052          15,545,541
              Change in net unrealized appreciation (depreciation) ...............         (3,286,449)          5,770,571
                                                                                        -------------       -------------
              Net (decrease) increase in net assets from operations ..............         (1,137,490)         23,725,873
                                                                                        -------------       -------------

          Distributions to Shareholders:
              Net investment income ..............................................         (1,551,281)         (2,174,561)
              Net realized gain from investment transactions .....................               --                  --
                                                                                        -------------       -------------
              Total distributions ................................................         (1,551,281)         (2,174,561)
                                                                                        -------------       -------------

          Capital Share Transactions:
              Proceeds from sale of shares .......................................        373,297,621         342,538,029
              Proceeds from reinvestment of distributions to shareholders ........          1,222,163           1,781,292
              Cost of shares repurchased .........................................       (382,160,494)       (331,389,237)
                                                                                        -------------       -------------
              Net (decrease) increase from capital share transactions ............         (7,640,710)         12,930,084
                                                                                        -------------       -------------

          Total (Decrease) Increase in Net Assets ................................        (10,329,481)         34,481,396

          Net Assets:
              Beginning of period ................................................        103,758,668          69,277,272
                                                                                        -------------       -------------
              End of period ......................................................      $  93,429,187       $ 103,758,668
                                                                                        -------------       -------------

          Undistributed net investment income, at end of period ..................      $     335,881       $     379,255
                                                                                        -------------       -------------






See Notes to Financial Statements.

--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.


Notes to Financial Statements (unaudited)                       October 31, 2000
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                       October 31, 2000
--------------------------------------------------------------------------------

2.  Capital Share Transactions.

Transactions in capital stock were as follows:

                                                  Six Months
                                                     Ended            Year
                                                  October 31,         Ended
                                                     2000           April 30,
                                                  (unaudited)         2000
                                                  --------------------------
          Shares sold .................            23,055,855     22,847,309
          Shares issued to shareholders
            in reinvestment
            of dividends ..............                73,699        119,957
                                                  --------------------------
                                                   23,129,554     22,967,266
          Shares repurchased ..........            23,476,796     22,123,684
                                                  --------------------------
          Net (decrease) increase .....              (347,242)       843,582
                                                  ==========================

3.  Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                              Six Months
                                                                 Ended
                                                           October 31, 2000
                                                              (unaudited)
                                                            --------------

PURCHASES:
  Investment Securities ..........................             $20,725,106
                                                                ----------

SALES OR REDEMPTIONS:
  Investment Securities ..........................             $25,284,081
                                                                ----------

At October 31, 2000 the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $70,871,716. The aggregate appreciation and depreciation of investments at October 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $14,269,226 and $3,650,200 respectively, resulting in a net appreciation of $10,619,026.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $352,489 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended October 31, 2000. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $78,643 were paid or payable to the Distributor under this Plan for the period from July 1 to October 31, 2000.

For the six months ended October 31, 2000, the Fund's expenses were reduced by $3,221 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund.

The Adviser and/or affiliated companies owned 176,922 shares of the Fund's capital stock, representing 3.0% of the outstanding shares at October 31, 2000.


--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                               Six Months Ended                              Years Ended April 30,
                                               October 31, 2000    -----------------------------------------------------------------
                                                 (unaudited)          2000           1999          1998          1997         1996
                                                  ----------       -----------------------------------------------------------------
Net asset value, beginning
  of period ...................................       $16.55          $12.77        $14.80        $13.07        $14.10       $11.79
                                                  ----------------------------------------------------------------------------------

  Income (loss) from investment
    operations:
  Net investment income .......................          .26             .43           .57           .65           .70          .66
  Net gains or losses on securities
    (both realized and unrealized).............         (.77)           3.75         (1.33)         2.50           .50         2.33
                                                  ----------------------------------------------------------------------------------
    Total from investment operations ..........         (.51)           4.18          (.76)         3.15          1.20         2.99
                                                  ----------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income........................         (.26)           (.40)         (.60)         (.67)         (.65)        (.68)
    Distributions from net
      realized gains ..........................           --              --          (.67)         (.75)        (1.58)          --
                                                  ----------------------------------------------------------------------------------
    Total distributions .......................         (.26)           (.40)        (1.27)        (1.42)        (2.23)        (.68)
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ................       $15.78          $16.55        $12.77        $14.80        $13.07       $14.10
                                                  ----------------------------------------------------------------------------------
Total return ..................................        -3.15%+         33.21%        -4.64%        25.04%         8.80%       26.07%
                                                  ----------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ..............................      $93,429        $103,759       $69,277       $97,679       $68,684      $72,620
Ratio of expenses to
  average net assets...........................        1.16%*(2)       1.00%(2)      1.00%(1)       .98%(1)      1.01%(1)     1.08%
Ratio of net investment income
  to average net assets........................        3.14%*          3.03%         3.98%         4.63%         4.94%        5.14%
Portfolio turnover rate .......................         26%+            127%          123%          111%          164%         129%


(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 0.99% for the year ended April 30, 2000 and 1.15%* (unaudited) for the six months ended October 31, 2000.

 +   Not annualized.

 *   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------









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--------------------------------------------------------------------------------

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------












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--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.



--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Bruce H. Alston
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #514994